Summary of Significant Accounting Policies - Reclassifications of Accumulated Other Comprehensive Loss Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive (loss) income	$ (816)	$ (1,614)	$ 6,917
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Unrealized holding (loss) gain on securities available for sale during the year, Pre-tax	(1,340)	(1,262)	11,743
Unrealized holding (loss) gain on securities available for sale during the year, Tax	547	516	(4,796)
Unrealized holding (loss) gain on securities available for sale during the year, After-tax	(793)	(746)	6,947
Reclassification adjustment for net gain included in net income, Pre-tax	(39)	(1,468)	(50)
Reclassification adjustment for net gain included in net income, Tax	16	600	20
Reclassification adjustment for net gain included in net income, After-tax	(23)	(868)	(30)
Net unrealized (loss) gain on securities available for sale, Pre-tax	(1,379)	(2,730)	11,693
Net unrealized (loss) gain on securities available for sale, Tax	563	1,116	(4,776)
Other comprehensive (loss) income	$ (816)	$ (1,614)	$ 6,917